Other assets	3 Months Ended
Mar. 31, 2024
Other assets
Other assets
7.	Other assets

Other assets consist of the following:

		As of December 31,	As of March 31,
	Note	2023	2024
		RMB	RMB
Long-term rental deposits		74,497	69,305
Contract assets	12(b)	54,446	52,949
Prepayments for purchase of property and equipment		815	—
Subtotal		129,758	122,254
Less: allowance for doubtful accounts		(28,819)	(28,819)
Total		100,939	93,435

Changes in the allowance for doubtful accounts is as follows:

	As of	As of
	December	March
	31, 2023	31, 2024
	RMB	RMB
At the beginning of the year/period	—	28,819
Additional provisions	28,819	—
At the end of the year/period	28,819	28,819